Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	5 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summaryof Significant Accounting Policies Details [Line Items]
Uncertain tax position		$ 0	$ 0	$ 0
Unrecognized tax benefits, income tax penalties and interest accrued			$ 0	$ 0
Decarbonization Plus Acquisition Corporation Iii
Summaryof Significant Accounting Policies Details [Line Items]
Federal deposit insurance corporation coverage limits	$ 250,000	250,000
Cash	0	0
Offering costs amounting	19,172,254	19,172,254
Expensed offering costs	956,584	956,584
Uncertain tax position	0	0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0	$ 0
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021	Jan. 01, 2021
Change in accounting principle, accounting standards update, early adoption [true false]		true
Change in accounting principle, accounting standards update, immaterial effect [true false]		true
Decarbonization Plus Acquisition Corporation Iii | I P O [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Offering costs amounting	$ 20,128,838	$ 20,128,838
Decarbonization Plus Acquisition Corporation Iii | Common Class A [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Common stock subject to possible redemption	35,000,000	35,000,000